UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Global Opportunities Fund

Annual Report

November 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2019

Eaton Vance

Focused Global Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Management and Organization	20

Important Notices	22

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended November 30, 2019, stock markets around the world finished in positive territory. However, U.S. stocks opened the period in December 2018 on a down note, as investors worried that President Trump’s imposition of broad import tariffs might provoke a wider trade dispute with China, the world’s second-largest economy behind the U.S.

As the new year dawned, U.S. manufacturing output and business investment remained weak, held back largely by trade uncertainties. However, strong spending by U.S. consumers and dovish remarks by the U.S. Federal Reserve Board (the Fed) combined to lift investor outlooks. Markets began to project the Fed might actually lower interest rates to stimulate growth in the U.S. economy. Meanwhile, the U.S. unemployment rate remained low and hiring remained strong.

As a result, U.S. stocks climbed from January through April 2019 and international stocks followed. Facing concerns about slowing global growth and potential fallout from Brexit and U.S.-China trade issues, central banks around the world began to cut interest rates and employ other tools to stimulate their respective economies. Even a global stock pullback in May — sparked by heightened concerns about the U.S.-China trade spat — proved temporary, and the global stock rally resumed in June and July.

After holding interest rates steady through the first half of the year, the Fed cut its benchmark interest rate on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October to end the period at 1.50%-1.75%. By the end of the third quarter, 60 central banks around the world had lowered their interest rates.

After a down month in August, both U.S. and global markets rallied in the final three months of the period, spurred by central bank actions; improved numbers from Chinese manufacturing, which had previously weakened; optimism about a U.S.-China trade détente; and better-than-expected U.S. corporate earnings.

During the period, the MSCI World Index,2 an index of developed market equity securities, returned 14.53%; S&P 500® Index, a broad measure of U.S. stocks, returned 16.11%, hitting an all-time high the day before Thanksgiving. The MSCI EAFE Index of developed-market international equities returned 12.44%, and the MSCI Emerging Markets Index returned 7.28%.

Fund Performance

For the 12-month period ended November 30, 2019, Eaton Vance Focused Global Opportunities Fund (the Fund) returned 17.28% for Class I shares at net asset value (NAV), outperforming its benchmark, the MSCI World Index (the Index), which returned 14.53%.

Stock selection in the health care, industrials, and utilities sectors contributed to Fund performance versus the Index. Within health care, the Fund’s overweight position, relative to the Index, in medical devices firm Baxter International, Inc. (Baxter) contributed to relative results. Baxter’s share price rose during the period on strong earnings growth in its medication delivery — pumps and other fluid delivery systems — and nutrition businesses. Elsewhere in health care, the Fund benefited from its overweight holding, relative to the Index, in CSL, Ltd. (CSL), a producer of products derived from human plasma, including vaccines, pain medicines, skin disorder remedies, and anti-venoms. CSL’s stock price was driven higher during the period by rapid revenue and earnings growth. A shortage in plasma capacity among competitors was a tailwind for the stock’s price as well. By period-end, Baxter was sold from the Fund.

In industrials, the Fund’s overweight position, relative to the Index, in United Kingdom-based Melrose Industries PLC (Melrose), which specializes in industrial turnarounds, contributed to returns relative to the Index. Melrose’s stock price rose after the company reported that its turnaround of GKN PLC, an automotive and aerospace firm acquired in early 2018, was proceeding well. An overweight position in NextEra Energy, Inc. (NextEra) helped returns relative to the Index in the utilities sector. Aided by a focus on renewable energy sources, including wind and solar, NextEra reported steady revenue streams and profit growth during the period.

In contrast, stock selection in the consumer discretionary sector, along with an overweight position, relative to the Index, in the energy sector, detracted from Fund performance versus the Index. An out-of-Index position in Samsonite International SA (Samsonite) — manufacturer of luggage brands Samsonite, American Tourister, and Tumi — declined in value and hurt relative returns in the consumer discretionary sector. Headquartered in Hong Kong, Samsonite’s business was dependent to a large degree on the growth of the travel market in Asia. During the period, its stock price declined due to concerns that slowing growth in the Chinese economy and anti-government protests in Hong Kong would hamper the travel industry. By period-end, Samsonite was sold from the Fund.

Elsewhere in consumer discretionary, the Fund’s overweight position, relative to the Index, in global fashion retailer Industria de Diseno Textil SA, better known as Inditex, delivered positive performance but lagged its industry peers and detracted from relative results. The firm’s stock valuation relative to its earnings declined during the period on concerns of a potential slowdown in European consumer spending. In the energy sector, the Fund’s overweight position in EOG Resources, Inc., a U.S. oil and gas company that declined in price amid widespread weakness across the energy sector, detracted from Fund performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Performance2,3

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	17.28%	—	9.15%
MSCI World Index	—	—	14.53%	7.74%	10.73%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					3.27%
Net					0.95

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class A	5.1%

Microsoft Corp.	5.1

Amazon.com, Inc.	4.5

Walt Disney Co. (The)	3.5

Unilever PLC	3.4

Melrose Industries PLC	3.4

NextEra Energy, Inc.	3.3

ORIX Corp.	3.2

Diageo PLC	3.0

Amadeus IT Group SA	3.0

Total	37.5%

Geographic Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 – November 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/19)	Ending Account Value (11/30/19)	Expenses Paid During Period* (6/1/19 – 11/30/19)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,150.00	$5.12	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.81	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2019.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Portfolio of Investments

Common Stocks — 100.1%
Security	Shares	Value

Australia — 2.7%

CSL, Ltd.	716	$137,397

		$137,397

Denmark — 2.3%

Novo Nordisk A/S, Class B	2,077	$116,741

		$116,741

France — 4.0%

LVMH Moet Hennessy Louis Vuitton SE	219	$98,038

Sanofi	1,186	110,547

		$208,585

Germany — 1.8%

adidas AG	302	$94,154

		$94,154

Hong Kong — 3.0%

AIA Group, Ltd.	15,350	$153,613

		$153,613

Japan — 5.3%

Keyence Corp.	318	$108,848

ORIX Corp.	10,200	167,146

		$275,994

Netherlands — 2.9%

ASML Holding NV	562	$152,336

		$152,336

Spain — 5.3%

Amadeus IT Group SA	1,955	$155,536

Industria de Diseno Textil SA	3,841	119,500

		$275,036

Sweden — 2.0%

Assa Abloy AB, Class B	4,449	$105,626

		$105,626

United Kingdom — 16.7%

DCC PLC	1,451	$123,903

Diageo PLC	3,812	155,752

Security	Shares	Value

United Kingdom (continued)

GlaxoSmithKline PLC	5,001	$113,625

Melrose Industries PLC	59,219	175,641

Prudential PLC	6,733	119,503

Unilever PLC	3,018	178,786

		$867,210

United States — 54.1%

Alphabet, Inc., Class A(1)	202	$263,426

Amazon.com, Inc.(1)	130	234,104

Boston Scientific Corp.(1)	2,192	94,804

Capital One Financial Corp.	1,271	127,113

CDW Corp.	685	92,509

Citigroup, Inc.	1,657	124,474

Coca-Cola Co. (The)	2,386	127,412

Eli Lilly & Co.	848	99,513

EOG Resources, Inc.	1,428	101,245

KeyCorp	5,508	106,800

Lowe’s Cos., Inc.	877	102,881

Microsoft Corp.	1,735	262,644

Mondelez International, Inc., Class A	2,148	112,856

NextEra Energy, Inc.	738	172,559

Phillips 66	1,262	144,777

Verisk Analytics, Inc.	512	75,510

Visa, Inc., Class A	765	141,150

Walt Disney Co. (The)	1,181	179,016

Xylem, Inc.	1,788	138,588

Zoetis, Inc.	840	101,237

		$2,802,618

Total Common Stocks (identified cost $4,155,822)		$5,189,310

Short-Term Investments — 1.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.82%(2)	101,531	$101,531

Total Short-Term Investments (identified cost $101,530)		$101,531

Total Investments — 102.0% (identified cost $4,257,352)		$5,290,841

Other Assets, Less Liabilities — (2.0)%		$(104,774)

Net Assets — 100.0%		$5,186,067

7	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Information Technology	17.6%	$913,023

Financials	15.4	798,649

Health Care	14.9	773,864

Consumer Discretionary	12.5	648,677

Industrials	12.0	619,268

Consumer Staples	11.1	574,806

Communication Services	8.5	442,442

Energy	4.8	246,022

Utilities	3.3	172,559

Short-Term Investments	1.9	101,531

Total Investments	102.0%	$5,290,841

8	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Statement of Assets and Liabilities

Assets	November 30, 2019

Unaffiliated investments, at value (identified cost, $4,155,822)	$5,189,310

Affiliated investment, at value (identified cost, $101,530)	101,531

Dividends receivable	13,440

Dividends receivable from affiliated investment	88

Receivable for investments sold	282,743

Tax reclaims receivable	3,094

Receivable from affiliates	11,482

Total assets	$5,601,688

Liabilities

Payable for investments purchased	$367,429

Payable to affiliates:

Investment adviser and administration fee	3,359

Trustees’ fees	122

Accrued expenses	44,711

Total liabilities	$415,621

Net Assets	$5,186,067

Sources of Net Assets

Paid-in capital	$4,173,264

Distributable earnings	1,012,803

Total	$5,186,067

Class I Shares

Net Assets	$5,186,067

Shares Outstanding	417,660

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.42

9	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Statement of Operations

Investment Income	Year Ended November 30, 2019

Dividends (net of foreign taxes, $4,647)	$86,845

Dividends from affiliated investment	985

Total investment income	$87,830

Expenses

Investment adviser and administration fee	$37,502

Trustees’ fees and expenses	743

Custodian fee	24,573

Transfer and dividend disbursing agent fees	567

Legal and accounting services	40,295

Printing and postage	6,430

Registration fees	22,345

Interest expense and fees	284

Miscellaneous	9,149

Total expenses	$141,888

Deduct —

Allocation of expenses to affiliates	$97,071

Total expense reductions	$97,071

Net expenses	$44,817

Net investment income	$43,013

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$46,386

Investment transactions — affiliated investment	3

Foreign currency transactions	190

Net realized gain	$46,579

Change in unrealized appreciation (depreciation) —

Investments	$684,584

Investments — affiliated investment	1

Foreign currency	(77)

Net change in unrealized appreciation (depreciation)	$684,508

Net realized and unrealized gain	$731,087

Net increase in net assets from operations	$774,100

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Statements of Changes in Net Assets

	Year Ended November 30,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$43,013	$53,128

Net realized gain	46,579	172,942

Net change in unrealized appreciation (depreciation)	684,508	(183,260)

Net increase in net assets from operations	$774,100	$42,810

Distributions to shareholders —

Class I	$(324,846)	$(153,365)

Total distributions to shareholders	$(324,846)	$(153,365)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class I	$272,589	$225,334

Net asset value of shares issued to shareholders in payment of distributions declared

Class I	324,846	153,365

Cost of shares redeemed

Class I	(210,894)	(160,081)

Net increase in net assets from Fund share transactions	$386,541	$218,618

Net increase in net assets	$835,795	$108,063

Net Assets

At beginning of year	$4,350,272	$4,242,209

At end of year	$5,186,067	$4,350,272

11	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Financial Highlights

	Class I

	Year Ended November 30,				Period Ended November 30, 2016(1)
	2019		2018	2017

Net asset value — Beginning of period	$11.530		$11.830	$9.790	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.103		$0.142	$0.106	$0.082

Net realized and unrealized gain (loss)	1.648		(0.015)	2.016	(0.292)

Total income (loss) from operations	$1.751		$0.127	$2.122	$(0.210)

Less Distributions

From net investment income	$(0.120)		$(0.120)	$(0.082)	$—

From net realized gain	(0.741)		(0.307)	—	—

Total distributions	$(0.861)		$(0.427)	$(0.082)	$—

Net asset value — End of period	$12.420		$11.530	$11.830	$9.790

Total Return(3)(4)	17.28%		1.06%	21.83%	(2.10	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,186		$4,350	$4,242	$3,459

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.96	%(6)	0.95%	0.95%	0.95	%(7)

Net investment income	0.92%		1.20%	0.98%	0.89	%(7)

Portfolio Turnover	46%		82%	74%	78	%(5)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal 2.07%, 2.32%, 2.47% and 3.51% of average daily net assets for the years ended November 30, 2019, 2018 and 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes interest expense of 0.01%.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

13

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2019 and November 30, 2018 was as follows:

	Year Ended November 30,
	2019	2018

Ordinary income	$104,407	$80,210

Long-term capital gains	$220,439	$73,155

As of November 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$49,668

Deferred capital losses	$(63,356)

Net unrealized appreciation	$1,026,491

At November 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $63,356 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2019, $55,478 are short-term and $7,878 are long-term.

14

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,264,217

Gross unrealized appreciation	$1,096,018

Gross unrealized depreciation	(69,394)

Net unrealized appreciation	$1,026,624

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2019, the investment adviser and administration fee amounted to $37,502 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.95% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after March 31, 2020. Pursuant to this agreement, EVM and EVAIL were allocated $97,071 in total of the Fund’s operating expenses for the year ended November 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2019, EVM earned $179 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,264,341 and $2,163,963, respectively, for the year ended November 30, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended November 30,
Class I	2019	2018

Sales	25,373	18,788

Issued to shareholders electing to receive payments of distributions in Fund shares	33,524	13,255

Redemptions	(18,680)	(13,308)

Net increase	40,217	18,735

At November 30, 2019, EVM owned 95.4% of the outstanding shares of the Fund.

15

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Notes to Financial Statements — continued

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the year ended November 30, 2019 were $8,767 and 3.24%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Investments in Affiliated Funds

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $101,531, which represents 1.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.82%	$16,313	$1,196,002	$(1,110,788)	$3	$1	$101,531	$985	101,531

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Notes to Financial Statements — continued

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$567,004		$—	$567,004

Developed Europe	222,367	1,597,321		—	1,819,688

North America	2,802,618	—		—	2,802,618

Total Common Stocks	$3,024,985	$2,164,325	*	$—	$5,189,310

Short-Term Investments	$—	$101,531		$—	$101,531

Total Investments	$3,024,985	$2,265,856		$—	$5,290,841

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Global Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Global Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from the start of business, December 17, 2015, to November 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from the start of business, December 17, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 17, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Business Income.  For the fiscal year ended November 30, 2019, the Fund designates approximately $1,285, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Qualified Dividend Income.  For the fiscal year ended November 30, 2019, the Fund designates approximately $88,576, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 26.76% qualifies for the corporate dividends received deduction.

19

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

20

Eaton Vance

Focused Global Opportunities Fund

November 30, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23215    11.30.19

Eaton Vance

International Small-Cap Fund

Annual Report

November 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2019

Eaton Vance

International Small-Cap Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

International Small-Cap Fund

November 30, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended November 30, 2019, stock markets around the world finished in positive territory. However, U.S. stocks opened the period in December 2018 on a down note, as investors worried that President Trump’s imposition of broad import tariffs might provoke a wider trade dispute with China, the world’s second-largest economy behind the U.S.

As the new year dawned, U.S. manufacturing output and business investment remained weak, held back largely by trade uncertainties. However, strong spending by U.S. consumers and dovish remarks by the U.S. Federal Reserve Board (the Fed) combined to lift investor outlooks. Markets began to project the Fed might actually lower interest rates to stimulate growth in the U.S. economy. Meanwhile, the U.S. unemployment rate remained low and hiring remained strong.

As a result, U.S. stocks climbed from January through April 2019 and international stocks followed. Facing concerns about slowing global growth and potential fallout from Brexit and U.S.-China trade issues, central banks around the world began to cut interest rates and employ other tools to stimulate their respective economies. Even a global stock pullback in May — sparked by heightened concerns about the U.S.-China trade spat — proved temporary, and the global stock rally resumed in June and July.

After holding interest rates steady through the first half of the year, the Fed cut its benchmark interest rate on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October to end the period at 1.50%-1.75%. By the end of the third quarter, 60 central banks around the world had lowered their interest rates.

After a down month in August, both U.S. and global markets rallied in the final three months of the period, spurred by central bank actions; improved numbers from Chinese manufacturing, which had previously weakened; optimism about a U.S.-China trade détente; and better-than-expected U.S. corporate earnings.

During the period, the MSCI World Index,2 an index of developed market equity securities, returned 14.53%; S&P 500® Index, a broad measure of U.S. stocks, returned 16.11%, hitting an all-time high the day before Thanksgiving. The MSCI EAFE Index of developed-market international equities returned 12.44%, and the MSCI Emerging Markets Index returned 7.28%.

Fund Performance

For the 12-month period ended November 30, 2019, Eaton Vance International Small-Cap Fund (the Fund) returned 12.37% for Class A shares at net asset value (NAV), outperforming the 12.18% return of its benchmark, the MSCI World ex USA Small Cap Index (the Index).

Overall, stock selection was positive contributing to the Fund’s performance versus the Index. On a sector basis, contributors to performance versus the Index were in the health care, industrials, and consumer discretionary sectors.

Within health care, the Fund’s overweight position, relative to the Index, in Amplifon SpA (Amplifon) contributed to relative results. Headquartered in Italy, Amplifon is the world’s largest hearing aid retailer and distributor; in North America, its products are marketed under the Miracle Ear brand. Amplifon’s stock price rose during the period as the firm delivered solid revenue and earnings growth due to strong sales across its markets in Europe, North America, and the Asia-Pacific region.

An overweight position, relative to the Index, in Swedish industrial conglomerate Indutrade AB (Indutrade) helped relative performance versus the Index in the industrials sector. Indutrade comprises over 200 firms, each operating on a stand-alone basis. Its stock price rose on strong earnings reported for the second quarter of 2019 and the market’s positive perception of management actions under a new CEO, which included selling off several underperforming companies, restructuring another, and replacing some of Indutrade’s upper management.

Elsewhere in the portfolio, the Fund’s overweight position, relative to the Index, in information technology firm Halma PLC also contributed to relative performance. Headquartered in the United Kingdom, Halma PLC is a holding company with approximately 40 firms serving the water supply, medical, safety, and infrastructure markets. Its share price rose during the period as the company reported strong earnings growth across its business segments and favorable outlooks for its infrastructure safety businesses.

In contrast, detractors from performance versus the Index on a sector basis included real estate, communication services, and utilities. Weakness was largely driven by stock selection, although an underweight position in the utilities sector also dragged on results. On an individual stock basis, detractors included overweight positions, relative to the Index, in Okamura Corp. (Okamura) and Norma Group SE (Norma) in the industrials sector, and Fuji Seal International, Inc. (Fuji Seal) in the materials sector. Okamura is Japan’s largest manufacturer of office furniture. Its shares declined on investor disappointment that the firm did not raise earnings projections for 2020, despite 2019 earnings that were in line with company forecasts. Shares in Norma, a German producer of joint solution products, including connectors and clamps, declined in price after its CEO departed and management lowered forward-earnings projections. The Fund’s position in Fuji Seal, a Japanese holding company specializing in packaging and sealing products, declined after the firm reported disappointing earnings in the first quarter of 2019. By period-end, Fuji Seal was sold from the Fund.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

November 30, 2019

Performance2,3

Portfolio Manager Aidan M. Farrell, Eaton Vance Global Advisors Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	12.37%	—	8.91%
Class A with 5.75% Maximum Sales Charge	—	—	5.91	—	7.30
Class I at NAV	12/16/2015	12/16/2015	12.73	—	9.19
MSCI World ex USA Small Cap Index	—	—	12.18%	7.03%	8.26%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.67%	1.42%
Net				1.41	1.16

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/16/2015	$354,128	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

International Small-Cap Fund

November 30, 2019

Fund Profile

Common Stock Sector Allocation (% of net assets)

Geographic Allocation (% of net assets)6

Top 10 Holdings (% of net assets)5

IMCD NV	1.5%

Yamaha Corp.	1.4

CAE, Inc.	1.4

Melrose Industries PLC	1.4

CA Immobilien Anlagen AG	1.4

Indutrade AB	1.3

DS Smith PLC	1.2

Entra ASA	1.2

Diploma PLC	1.2

Aalberts NV	1.1

Total	13.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

International Small-Cap Fund

November 30, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

5

Eaton Vance

International Small-Cap Fund

November 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 – November 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/19)	Ending Account Value (11/30/19)	Expenses Paid During Period* (6/1/19 – 11/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,108.50	$7.40	**	1.40%
Class I	$1,000.00	$1,109.90	$6.08	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.08	**	1.40%
Class I	$1,000.00	$1,019.30	$5.82	**	1.15%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

International Small-Cap Fund

November 30, 2019

Portfolio of Investments

Common Stocks — 94.3%
Security	Shares	Value

Australia — 5.1%

Bapcor, Ltd.	81,848	$378,449

Bravura Solutions, Ltd.	115,496	387,018

Challenger, Ltd.	15,805	87,181

Evolution Mining, Ltd.	56,288	148,980

GDI Property Group	252,251	263,591

Magellan Financial Group, Ltd.	3,507	124,460

Nine Entertainment Co. Holdings, Ltd.	197,370	235,750

Northern Star Resources, Ltd.	24,154	156,884

OZ Minerals, Ltd.	14,875	106,130

Regis Resources, Ltd.	43,035	138,416

Saracen Mineral Holdings, Ltd.(1)	59,821	124,669

Steadfast Group, Ltd.	41,642	100,696

		$2,252,224

Austria — 2.2%

BAWAG Group AG(2)	9,354	$375,263

CA Immobilien Anlagen AG	14,585	597,731

		$972,994

Belgium — 1.1%

Kinepolis Group NV	7,394	$496,714

		$496,714

Canada — 6.8%

Allied Properties REIT	5,035	$202,416

CAE, Inc.	22,976	617,341

Canadian Apartment Properties REIT	5,291	220,833

Detour Gold Corp.(1)	9,961	184,477

Keyera Corp.	7,204	175,775

Kinaxis, Inc.(1)	2,655	211,473

Kirkland Lake Gold, Ltd.	2,215	93,032

Lundin Mining Corp.	13,259	71,770

Pan American Silver Corp.	6,183	118,884

Peyto Exploration & Development Corp.	62,389	130,574

Quebecor, Inc., Class B	15,547	385,544

Seven Generations Energy, Ltd., Class A(1)	33,975	183,904

TMX Group, Ltd.	4,574	367,697

		$2,963,720

China — 0.9%

CITIC Telecom International Holdings, Ltd.	655,817	$237,967

Yanlord Land Group, Ltd.	198,096	169,407

		$407,374

Security	Shares	Value

Denmark — 0.4%

Topdanmark A/S	4,279	$197,732

		$197,732

France — 1.8%

Kaufman & Broad SA	9,064	$366,062

Rubis SCA	7,558	430,516

		$796,578

Germany — 4.3%

Bechtle AG	2,991	$392,567

Carl Zeiss Meditec AG	2,016	246,323

GRENKE AG	2,221	207,126

New Work SE	658	222,930

Norma Group SE	9,070	374,780

Rational AG	532	406,522

Salzgitter AG	2,271	44,819

		$1,895,067

Hong Kong — 0.7%

Hysan Development Co., Ltd.	77,486	$292,054

		$292,054

Ireland — 1.5%

Irish Residential Properties REIT PLC	180,113	$349,269

UDG Healthcare PLC	29,422	314,076

		$663,345

Italy — 5.1%

Amplifon SpA	14,299	$418,306

DiaSorin SpA	3,011	402,227

FinecoBank Banca Fineco SpA	23,682	293,103

Interpump Group SpA	13,817	431,291

MARR SpA	16,263	374,497

Moncler SpA	6,880	301,133

		$2,220,557

Japan — 26.0%

Asahi Co., Ltd.	13,600	$156,299

Chiba Bank, Ltd. (The)	50,117	285,846

Daiichikosho Co., Ltd.	4,449	220,433

Dowa Holdings Co., Ltd.	12,390	443,487

FP Corp.	6,521	387,930

Fukuoka Financial Group, Inc.	12,714	242,363

Invesco Office J REIT, Inc.	1,789	347,352

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Itochu Techno-Solutions Corp.	14,373	$384,028

J. Front Retailing Co., Ltd.	14,866	195,476

Japan Lifeline Co., Ltd.	14,244	198,347

K’s Holdings Corp.	30,332	373,131

Kenedix, Inc.	83,417	446,847

Kewpie Corp.	22,255	494,835

Kuraray Co., Ltd.	25,372	306,912

Lion Corp.	22,194	447,405

Makita Corp.	7,586	251,084

Mitsui Fudosan Logistics Park, Inc.	83	368,160

Miura Co., Ltd.	9,104	304,734

Morinaga & Co., Ltd.	9,744	496,874

Nabtesco Corp.	9,922	304,918

Nippon Light Metal Holdings Co., Ltd.	143,725	293,004

Nohmi Bosai, Ltd.	14,780	318,371

Nomura Co., Ltd.	29,183	375,034

Okamura Corp.	31,890	316,446

OSG Corp.	10,721	218,914

Parco Co., Ltd.	15,284	187,003

Penta-Ocean Construction Co., Ltd.	72,751	419,530

Press Kogyo Co., Ltd.	36,266	146,912

Sakata Seed Corp.	6,504	208,095

Sankyu, Inc.	7,530	388,091

Ship Healthcare Holdings, Inc.	7,836	325,460

Sumco Corp.	22,019	340,902

Tokyo Century Corp.	4,449	237,512

Tosei Reit Investment Corp.	269	331,676

Yamaha Corp.	11,249	620,127

		$11,383,538

Luxembourg — 0.3%

APERAM SA	4,018	$120,198

		$120,198

Netherlands — 4.0%

Aalberts NV	11,852	$501,684

GrandVision NV(2)	5,941	179,984

IMCD NV	7,747	644,493

NSI NV	9,925	441,647

		$1,767,808

New Zealand — 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	15,580	$221,512

		$221,512

Security	Shares	Value

Norway — 2.3%

Entra ASA(2)	34,881	$529,938

SpareBank 1 SR-Bank ASA	28,057	295,755

TGS NOPEC Geophysical Co. ASA	6,031	171,843

		$997,536

Singapore — 0.9%

Frasers Logistics & Industrial Trust	416,281	$377,538

		$377,538

Spain — 0.4%

Acciona SA	1,884	$194,893

		$194,893

Sweden — 4.6%

AddTech AB, Class B	13,167	$366,355

Boliden AB	3,827	98,690

Bufab AB	16,452	217,456

Husqvarna AB, Class B	47,463	370,560

Indutrade AB	17,953	586,678

SSAB AB, Class B	27,774	78,032

Thule Group AB(2)	14,368	312,917

		$2,030,688

Switzerland — 5.5%

Belimo Holding AG	43	$283,654

Bossard Holding AG, Class A	1,317	216,686

Cembra Money Bank AG	2,443	254,177

Galenica AG(2)	6,126	368,489

Logitech International SA	9,738	425,538

Vontobel Holding AG	6,587	423,052

VZ Holding AG	1,417	422,220

		$2,393,816

United Kingdom — 19.0%

Abcam PLC	26,659	$460,488

Avast PLC(2)	82,717	478,696

Bellway PLC	4,821	208,129

Bodycote PLC	38,758	436,788

Cairn Energy PLC(1)	95,433	222,480

Cranswick PLC	11,014	445,727

Croda International PLC	3,836	246,969

Dechra Pharmaceuticals PLC	10,162	372,398

Diploma PLC	21,557	513,485

DS Smith PLC	110,662	545,727

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

First Derivatives PLC	14,273	$457,838

Games Workshop Group PLC	6,583	487,189

Grainger PLC	106,359	389,996

Halma PLC	17,613	479,205

Hiscox, Ltd.	21,627	381,126

Inchcape PLC	27,187	228,912

Judges Scientific PLC	2,676	181,748

Melrose Industries PLC	202,865	601,690

Nomad Foods, Ltd.(1)	12,731	267,351

Spirax-Sarco Engineering PLC	1,719	198,152

St. James’s Place PLC	28,182	396,211

WH Smith PLC	9,894	312,923

		$8,313,228

United States — 0.9%

Autoliv, Inc.	2,520	$205,934

Oceaneering International, Inc.(1)	13,221	177,294

		$383,228

Total Common Stocks (identified cost $36,476,432)		$41,342,342

Exchange-Traded Funds — 3.5%
Security	Shares	Value

Equity Funds — 3.5%

iShares MSCI EAFE Small-Cap ETF	4,933	$300,962

iShares MSCI Hong Kong ETF	17,083	402,134

iShares MSCI Japan Small-Cap ETF	4,187	317,524

iShares MSCI Singapore ETF	4,327	104,194

Vanguard MSCI Australian Small Companies Index ETF	10,057	410,245

Total Exchange-Traded Funds (identified cost $1,515,585)		$1,535,059

Rights — 0.0%(3)
Security	Shares	Value

Australia — 0.0%(3)

Saracen Mineral Holdings Exp. 12/6/19(1)	10,403	$915

Total Rights (identified cost $0)		$915

Short-Term Investments — 1.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.82%(4)	798,997	$798,997

Total Short-Term Investments (identified cost $798,979)		$798,997

Total Investments — 99.6% (identified cost $38,790,996)		$43,677,313

Other Assets, Less Liabilities — 0.4%		$171,788

Net Assets — 100.0%		$43,849,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $2,245,287 or 5.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	20.9%	$9,157,554

Real Estate	12.2	5,328,455

Consumer Discretionary	11.5	5,031,140

Financials	10.7	4,691,520

Information Technology	8.8	3,875,636

Materials	8.5	3,709,925

Health Care	7.6	3,327,626

Consumer Staples	6.2	2,734,784

Communication Services	4.1	1,799,338

Exchange-Traded Funds	3.5	1,535,059

Energy	2.4	1,061,870

Utilities	1.4	625,409

Short-Term Investments	1.8	798,997

Total Investments	99.6%	$43,677,313

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Statement of Assets and Liabilities

Assets	November 30, 2019

Unaffiliated investments, at value (identified cost, $37,992,017)	$42,878,316

Affiliated investment, at value (identified cost, $798,979)	798,997

Foreign currency, at value (identified cost, $2,959)	2,958

Dividends receivable	92,483

Dividends receivable from affiliated investment	1,201

Receivable for investments sold	112,723

Receivable for Fund shares sold	5,431

Tax reclaims receivable	47,619

Receivable from affiliates	14,917

Total assets	$43,954,645

Liabilities

Payable for Fund shares redeemed	$1,604

Payable to affiliates:

Investment adviser and administration fee	31,583

Distribution and service fees	343

Trustees’ fees	426

Accrued expenses	71,588

Total liabilities	$105,544

Net Assets	$43,849,101

Sources of Net Assets

Paid-in capital	$40,927,041

Distributable earnings	2,922,060

Total	$43,849,101

Class A Shares

Net Assets	$1,717,382

Shares Outstanding	135,522

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.67

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.44

Class I Shares

Net Assets	$42,131,719

Shares Outstanding	3,312,832

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Statement of Operations

Investment Income	Year Ended November 30, 2019

Dividends (net of foreign taxes, $101,475)	$1,005,196

Dividends from affiliated investment	11,141

Total investment income	$1,016,337

Expenses

Investment adviser and administration fee	$362,642

Distribution and service fees

Class A	3,872

Trustees’ fees and expenses	2,511

Custodian fee	61,451

Transfer and dividend disbursing agent fees	7,681

Legal and accounting services	47,754

Printing and postage	13,994

Registration fees	38,642

Miscellaneous	17,145

Total expenses	$555,692

Deduct —

Allocation of expenses to affiliates	$86,423

Total expense reductions	$86,423

Net expenses	$469,269

Net investment income	$547,068

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,675,312)

Investment transactions — affiliated investment	55

Foreign currency transactions	9,950

Net realized loss	$(1,665,307)

Change in unrealized appreciation (depreciation) —

Investments	$6,431,709

Investments — affiliated investment	18

Foreign currency	(744)

Net change in unrealized appreciation (depreciation)	$6,430,983

Net realized and unrealized gain	$4,765,676

Net increase in net assets from operations	$5,312,744

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Statements of Changes in Net Assets

	Year Ended November 30,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$547,068	$391,268

Net realized gain (loss)	(1,665,307)	775,531

Net change in unrealized appreciation (depreciation)	6,430,983	(4,380,866)

Net increase (decrease) in net assets from operations	$5,312,744	$(3,214,067)

Distributions to shareholders —

Class A	$(63,993)	$(57,673)

Class I	(1,428,565)	(1,136,770)

Total distributions to shareholders	$(1,492,558)	$(1,194,443)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$527,843	$3,393,619

Class I	15,359,368	22,912,382

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	63,993	57,673

Class I	1,428,565	988,661

Cost of shares redeemed

Class A	(509,515)	(1,999,801)

Class I	(9,740,933)	(3,875,905)

Net increase in net assets from Fund share transactions	$7,129,321	$21,476,629

Net increase in net assets	$10,949,507	$17,068,119

Net Assets

At beginning of year	$32,899,594	$15,831,475

At end of year	$43,849,101	$32,899,594

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Financial Highlights

	Class A

	Year Ended November 30,			Period Ended November 30, 2016(1)
	2019	2018	2017

Net asset value — Beginning of period	$11.790	$13.440	$9.990	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.131	$0.138	$0.004	$0.169

Net realized and unrealized gain (loss)	1.233	(1.329)	3.670	(0.176)

Total income (loss) from operations	$1.364	$(1.191)	$3.674	$(0.007)

Less Distributions

From net investment income	$(0.096)	$(0.202)	$(0.224)	$(0.003)

From net realized gain	(0.388)	(0.257)	—	—

Total distributions	$(0.484)	$(0.459)	$(0.224)	$(0.003)

Net asset value — End of period	$12.670	$11.790	$13.440	$9.990

Total Return(3)(4)	12.37%	(9.22)%	37.57%	(0.07	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,717	$1,511	$349	$10

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.40%	1.40%	1.40%	1.40	%(6)

Net investment income	1.12%	1.05%	0.03%	1.76	%(6)

Portfolio Turnover	70%	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.21%, 0.26%, 0.97% and 1.59% of average daily net assets for the years ended November 30, 2019, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Financial Highlights — continued

	Class I

	Year Ended November 30,			Period Ended November 30, 2016(1)
	2019	2018	2017

Net asset value — Beginning of period	$11.840	$13.470	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.161	$0.143	$0.087	$0.194

Net realized and unrealized gain (loss)	1.242	(1.311)	3.622	(0.180)

Total income (loss) from operations	$1.403	$(1.168)	$3.709	$0.014

Less Distributions

From net investment income	$(0.135)	$(0.205)	$(0.249)	$(0.004)

From net realized gain	(0.388)	(0.257)	—	—

Total distributions	$(0.523)	$(0.462)	$(0.249)	$(0.004)

Net asset value — End of period	$12.720	$11.840	$13.470	$10.010

Total Return(3)(4)	12.73%	(9.03)%	37.94%	0.14	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,132	$31,389	$15,483	$10,003

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15%	1.15%	1.15%	1.15	%(6)

Net investment income	1.37%	1.08%	0.75%	2.01	%(6)

Portfolio Turnover	70%	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.21%, 0.26%, 0.97% and 1.59% of average daily net assets for the years ended November 30, 2019, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses  — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

International Small-Cap Fund

November 30, 2019

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2019 and November 30, 2018 was as follows:

	Year Ended November 30,
	2019	2018

Ordinary income	$708,784	$763,232

Long-term capital gains	$783,774	$431,211

During the year ended November 30, 2019, distributable earnings was decreased by $101,106 and paid-in capital was increased by $101,106 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$792,818

Deferred capital losses	$(2,270,453)

Net unrealized appreciation	$4,399,695

At November 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $2,270,453 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2019, $1,285,403 are short-term and $985,050 are long-term.

16

Eaton Vance

International Small-Cap Fund

November 30, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,275,338

Gross unrealized appreciation	$5,423,247

Gross unrealized depreciation	(1,021,272)

Net unrealized appreciation	$4,401,975

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2019, the investment adviser and administration fee amounted to $362,642 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective October 21, 2019, EVAIL uses the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. EVGA has entered into a Memorandum of Understanding with EVAIL pursuant to which EVGA is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2020. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $86,423 in total of the Fund’s operating expenses for the year ended November 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2019, EVM earned $2,032 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $102 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2019 amounted to $3,872 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

17

Eaton Vance

International Small-Cap Fund

November 30, 2019

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,207,270 and $27,768,823, respectively, for the year ended November 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended November 30,
Class A	2019	2018

Sales	44,877	252,608

Issued to shareholders electing to receive payments of distributions in Fund shares	6,043	4,373

Redemptions	(43,571)	(154,763)

Net increase	7,349	102,218

	Year Ended November 30,
Class I	2019	2018

Sales	1,343,015	1,723,771

Issued to shareholders electing to receive payments of distributions in Fund shares	134,770	74,785

Redemptions	(816,578)	(296,259)

Net increase	661,207	1,502,297

At November 30, 2019, EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 83.4% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

18

Eaton Vance

International Small-Cap Fund

November 30, 2019

Notes to Financial Statements — continued

10  Investments in Affiliated Funds

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $798,997, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.82%	$123,061	$21,021,073	$(20,345,210)	$55	$18	$798,997	$11,141	798,997

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$14,934,240		$—	$14,934,240

Developed Europe	2,495,771	20,565,383		—	23,061,154

North America	3,346,948	—		—	3,346,948

Total Common Stocks	$5,842,719	$35,499,623	*	$—	$41,342,342

Exchange-Traded Funds	$1,124,814	$410,245	*	$—	$1,535,059

Rights	—	915		—	915

Short-Term Investments	—	798,997		—	798,997

Total Investments	$6,967,533	$36,709,780		$—	$43,677,313

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

International Small-Cap Fund

November 30, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from the start of business, December 16, 2015, to November 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from the start of business, December 16, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 17, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

International Small-Cap Fund

November 30, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended November 30, 2019, the Fund designates approximately $906,194, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended November 30, 2019, the Fund paid foreign taxes of $100,631 and recognized foreign source income of $1,088,532.

21

Eaton Vance

International Small-Cap Fund

November 30, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

International Small-Cap Fund

November 30, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

International Small-Cap Fund

November 30, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23213    11.30.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Global Opportunities Fund and Eaton Vance International Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Funds’ fiscal periods ended November 30, 2018 and November 30, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Global Opportunities Fund

Fiscal Period Ended	11/30/18	11/30/19
Audit Fees	$27,050	$27,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,673	$11,248
All Other Fees(3)	$0	$0

Total	$38,723	$38,698

Eaton Vance International Small-Cap Fund

Fiscal Period Ended	11/30/18	11/30/19
Audit Fees	$27,050	$29,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,173	$14,548
All Other Fees(3)	$0	$0

Total	$40,223	$43,998

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19
Audit Fees	$55,260	$58,700	$161,690	$108,090	$81,150	$55,260	$108,550	$182,150	$111,750	$56,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$19,980	$24,284	$60,872	$57,297	$38,019	$21,855	$53,116	$57,477	$40,881	$25,796
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$75,240	$82,984	$222,562	$165,387	$119,169	$77,115	$161,666	$239,627	$152,631	$82,696

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19
Registrant(1)	$19,980	$24,284	$60,872	$57,297	$38,019	$19,980	$53,116	$57,477	$40,881	$25,796
Eaton Vance(2)	$148,018	$51,855	$74,355	$126,485	$126,485	$148,018	$60,131	$8,000	$59,903	$59,903

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 22, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 22, 2020